STATEMENT OF INVESTMENTS
BNY Mellon Institutional S&P 500 Stock Index Fund

January 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Automobiles & Components - 2.4%
Aptiv	25,455	[a]	3,400,788
BorgWarner	20,121		844,881
Ford Motor	368,284	[a]	3,878,031
General Motors	117,920	[a]	5,976,186
Tesla	71,276	[a]	56,559,644
			70,659,530
Banks - 3.9%
Bank of America	714,952		21,198,327
Citigroup	195,308		11,325,911
Citizens Financial Group	41,068		1,496,518
Comerica	12,994		743,257
Fifth Third Bancorp	67,402		1,949,940
First Republic Bank	16,356		2,371,456
Huntington Bancshares	97,526	[b]	1,289,781
JPMorgan Chase & Co.	286,426		36,854,433
KeyCorp	91,399		1,540,987
M&T Bank	12,423		1,645,675
People's United Financial	41,170		562,382
Regions Financial	89,837		1,528,127
SVB Financial Group	4,899	[a]	2,144,684
The PNC Financial Services Group	39,653		5,690,999
Truist Financial	126,206		6,055,364
U.S. Bancorp	128,279		5,496,755
Wells Fargo & Co.	387,884		11,589,974
Zions Bancorp	15,889		701,340
			114,185,910
Capital Goods - 5.5%
3M	54,071		9,498,112
A.O. Smith	13,121		712,470
Allegion	8,943		956,990
AMETEK	21,633		2,450,154
Carrier Global	76,718		2,953,643
Caterpillar	50,935		9,312,955
Cummins	13,943		3,268,518
Deere & Co.	29,374		8,483,211
Dover	13,954		1,625,501
Eaton	37,250		4,384,325
Emerson Electric	55,891		4,434,951
Fastenal	54,001		2,461,906

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Capital Goods - 5.5% (continued)
Flowserve	12,626	[b]	448,981
Fortive	31,291		2,067,709
Fortune Brands Home & Security	12,917		1,114,091
General Dynamics	22,129		3,245,882
General Electric	821,137		8,769,743
Honeywell International	65,841		12,863,356
Howmet Aerospace	37,558	[a]	923,176
Huntington Ingalls Industries	3,924		617,363
IDEX	7,332		1,365,145
Illinois Tool Works	26,943		5,232,600
Ingersoll Rand	35,648	[a]	1,491,512
Jacobs Engineering Group	12,091		1,220,707
Johnson Controls International	68,221		3,398,770
L3Harris Technologies	19,807	[a]	3,397,099
Lockheed Martin	23,286		7,493,901
Masco	24,411		1,325,761
Northrop Grumman	14,483		4,150,973
Otis Worldwide	38,675		2,500,339
PACCAR	32,602		2,973,954
Parker-Hannifin	12,136		3,211,307
Pentair	15,489		843,531
Quanta Services	13,453		948,033
Raytheon Technologies	142,385		9,501,351
Rockwell Automation	10,932		2,716,930
Roper Technologies	9,892		3,886,666
Snap-on	5,252	[b]	945,307
Stanley Black & Decker	15,229		2,642,079
Teledyne Technologies	3,473	[a,b]	1,239,896
Textron	21,763		984,993
The Boeing Company	49,760	[a]	9,662,894
Trane Technologies	22,624		3,243,150
TransDigm Group	5,180	[a]	2,865,990
United Rentals	6,752	[a,b]	1,640,804
W.W. Grainger	4,366		1,590,927
Westinghouse Air Brake Technologies	17,166		1,273,889
Xylem	17,452		1,685,689
			164,027,234
Commercial & Professional Services - .7%
Cintas	8,175		2,600,631
Copart	19,287	[a]	2,116,748
Equifax	11,412		2,021,179
IHS Markit	35,082		3,054,941
Nielsen Holdings	35,141		784,699
Republic Services	19,920		1,803,158

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Commercial & Professional Services - .7% (continued)
Robert Half International	10,841		731,768
Rollins	22,054		794,385
Verisk Analytics	15,305		2,808,468
Waste Management	36,310		4,042,029
			20,758,006
Consumer Durables & Apparel - 1.2%
D.R. Horton	30,809		2,366,131
Garmin	14,100		1,619,526
Hanesbrands	32,682	[b]	499,708
Hasbro	12,343		1,158,020
Leggett & Platt	12,839		526,399
Lennar, Cl. A	25,529		2,122,736
Mohawk Industries	5,795	[a]	832,162
Newell Brands	35,543		853,743
NIKE, Cl. B	117,790		15,735,566
NVR	339	[a]	1,507,357
PulteGroup	25,967		1,129,565
PVH	6,553	[a]	558,709
Ralph Lauren	4,275	[a]	431,989
Tapestry	26,869	[a]	849,598
Under Armour, Cl. A	19,312	[a]	337,960
Under Armour, Cl. C	19,429	[a]	290,852
VF	30,065		2,311,097
Whirlpool	6,094	[b]	1,127,938
			34,259,056
Consumer Services - 1.6%
Carnival	70,826	[a,b]	1,322,321
Chipotle Mexican Grill	2,638	[a]	3,904,240
Darden Restaurants	12,166		1,422,084
Domino's Pizza	3,816		1,414,820
Hilton Worldwide Holdings	26,111	[a]	2,647,394
Las Vegas Sands	31,071	[a]	1,494,204
Marriott International, Cl. A	25,044	[a]	2,912,868
McDonald's	69,931		14,534,459
MGM Resorts International	39,233		1,120,494
Norwegian Cruise Line Holdings	26,264	[a,b]	594,880
Royal Caribbean Cruises	17,394	[a]	1,130,610
Starbucks	110,091		10,657,910
Wynn Resorts	9,405	[a,b]	936,080
Yum! Brands	28,704		2,913,169
			47,005,533
Diversified Financials - 4.6%
American Express	61,674		7,170,219
Ameriprise Financial	10,957		2,168,062

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Diversified Financials - 4.6% (continued)
Berkshire Hathaway, Cl. B	182,882	[a]	41,673,321
BlackRock	13,299		9,326,057
Capital One Financial	43,179		4,501,843
Cboe Global Markets	10,465		959,954
CME Group	33,601		6,106,646
Discover Financial Services	28,834		2,408,792
Franklin Resources	24,995	[b]	657,119
Intercontinental Exchange	52,522		5,795,803
Invesco	35,003		720,712
MarketAxess Holdings	3,513		1,899,690
Moody's	15,079		4,014,935
Morgan Stanley	134,012		8,985,505
MSCI	7,810		3,087,293
Nasdaq	11,119		1,504,067
Northern Trust	19,265		1,718,245
Raymond James Financial	11,682		1,167,382
S&P Global	22,747		7,210,799
State Street	33,171		2,321,970
Synchrony Financial	50,885		1,712,280
T. Rowe Price Group	21,331		3,337,875
The Bank of New York Mellon	76,831		3,060,179
The Charles Schwab	141,098		7,272,191
The Goldman Sachs Group	32,255		8,746,588
			137,527,527
Energy - 2.4%
Apache	34,625		494,445
Baker Hughes	62,910		1,263,862
Cabot Oil & Gas	38,623	[b]	707,960
Chevron	180,709		15,396,407
ConocoPhillips	128,319	[a]	5,136,610
Devon Energy	53,708		884,034
Diamondback Energy	15,306	[b]	867,697
EOG Resources	55,468		2,826,649
Exxon Mobil	396,996		17,801,301
Halliburton	85,600		1,509,128
Hess	26,574		1,434,465
HollyFrontier	14,453		411,332
Kinder Morgan	183,161		2,578,907
Marathon Oil	73,177		529,801
Marathon Petroleum	61,196		2,641,219
NOV	39,539	[a]	489,493
Occidental Petroleum	80,656		1,617,959
ONEOK	42,898		1,708,627
Phillips 66	41,111		2,787,326

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Energy - 2.4% (continued)
Pioneer Natural Resources	18,397		2,224,197
Schlumberger	132,385		2,940,271
TechnipFMC	38,134	[a]	407,652
The Williams Companies	115,219		2,446,099
Valero Energy	38,659		2,181,527
			71,286,968
Food & Staples Retailing - 1.4%
Costco Wholesale	41,411		14,594,479
Sysco	48,502		3,468,378
The Kroger Company	72,727	[b]	2,509,082
Walgreens Boots Alliance	67,700		3,401,925
Walmart	130,169		18,287,443
			42,261,307
Food, Beverage & Tobacco - 3.1%
Altria Group	175,710		7,218,167
Archer-Daniels-Midland	52,330		2,617,023
Brown-Forman, Cl. B	17,677		1,266,911
Campbell Soup	18,912	[b]	909,856
Conagra Brands	47,312		1,636,995
Constellation Brands, Cl. A	16,141		3,404,621
General Mills	57,567		3,344,643
Hormel Foods	27,190		1,274,123
Kellogg	24,432	[b]	1,440,022
Lamb Weston Holdings	14,173		1,058,723
McCormick & Co.	23,071	[b]	2,065,777
Molson Coors Beverage, Cl. B	18,454	[a,b]	925,653
Mondelez International, Cl. A	135,249		7,498,205
Monster Beverage	34,801	[a]	3,021,771
PepsiCo	129,745		17,719,275
Philip Morris International	146,085		11,635,670
The Coca-Cola Company	363,106		17,483,554
The Hershey Company	13,985		2,033,978
The J.M. Smucker Company	11,050	[b]	1,286,331
The Kraft Heinz Company	60,054		2,012,410
Tyson Foods, Cl. A	28,167		1,811,420
			91,665,128
Health Care Equipment & Services - 6.5%
Abbott Laboratories	166,409		20,566,488
ABIOMED	4,377	[a]	1,524,290
Align Technology	6,765	[a]	3,554,196
AmerisourceBergen	14,243		1,484,121
Anthem	23,520		6,984,970
Baxter International	48,173		3,701,132
Becton Dickinson & Co.	27,422		7,178,805

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Health Care Equipment & Services - 6.5% (continued)
Boston Scientific	133,871	[a]	4,744,388
Cardinal Health	28,417		1,526,845
Centene	54,648	[a]	3,295,274
Cerner	28,468		2,280,571
Cigna	34,163		7,415,079
CVS Health	122,694		8,791,025
Danaher	59,331		14,111,285
DaVita	7,122	[a,b]	835,909
Dentsply Sirona	20,345		1,088,254
DexCom	9,045	[a]	3,390,518
Edwards Lifesciences	58,269	[a]	4,811,854
HCA Healthcare	24,899		4,045,590
Henry Schein	13,686	[a]	901,223
Hologic	23,785	[a]	1,896,378
Humana	12,374		4,740,603
IDEXX Laboratories	8,044	[a]	3,850,502
Intuitive Surgical	11,122	[a]	8,315,252
Laboratory Corp. of America Holdings	9,134	[a]	2,090,864
McKesson	15,104		2,635,195
Medtronic	126,327		14,063,985
Quest Diagnostics	12,391		1,600,298
ResMed	13,639		2,749,213
Steris	8,193		1,532,992
Stryker	30,915		6,832,524
Teleflex	4,510		1,703,111
The Cooper Companies	4,749		1,728,826
UnitedHealth Group	89,141		29,735,655
Universal Health Services, Cl. B	7,495	[a]	934,477
Varian Medical Systems	8,790	[a]	1,543,260
West Pharmaceutical Services	7,064		2,115,597
Zimmer Biomet Holdings	19,520		2,999,638
			193,300,187
Household & Personal Products - 1.7%
Church & Dwight	23,294		1,966,712
Colgate-Palmolive	80,235		6,258,330
Kimberly-Clark	32,087		4,238,693
The Clorox Company	11,967	[b]	2,506,608
The Estee Lauder Companies, Cl. A	21,187		5,013,904
The Procter & Gamble Company	232,950		29,866,520
			49,850,767
Insurance - 1.8%
Aflac	61,465		2,776,989
American International Group	81,152		3,038,331
Aon, Cl. A	21,358	[b]	4,337,810

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Insurance - 1.8% (continued)
Arthur J. Gallagher & Co.	17,839		2,058,799
Assurant	5,747		778,546
Chubb	42,255		6,155,286
Cincinnati Financial	14,320		1,204,169
Everest Re Group	3,695		779,941
Globe Life	9,329		843,248
Lincoln National	17,599		800,579
Loews	22,630	[b]	1,024,913
Marsh & McLennan	47,434		5,213,471
MetLife	72,100		3,471,615
Principal Financial Group	24,747		1,219,285
Prudential Financial	37,281		2,918,357
The Allstate	28,630		3,068,563
The Hartford Financial Services Group	34,522		1,657,746
The Progressive	54,753		4,773,914
The Travelers Companies	23,865		3,252,800
Unum Group	19,737		458,491
W.R. Berkley	13,641		847,652
Willis Towers Watson	12,114		2,458,415
			53,138,920
Materials - 2.6%
Air Products & Chemicals	20,683		5,517,397
Albemarle	9,844	[b]	1,601,225
Amcor	148,320		1,622,621
Avery Dennison	8,079		1,218,879
Ball	31,102		2,737,598
Celanese	10,725		1,310,059
CF Industries Holdings	20,221		836,745
Corteva	70,144		2,795,940
Dow	69,248		3,593,971
DuPont de Nemours	68,651	[b]	5,454,322
Eastman Chemical	12,996	[b]	1,278,157
Ecolab	23,217		4,748,109
FMC	12,566		1,360,772
Freeport-McMoRan	137,052	[a]	3,688,069
International Flavors & Fragrances	10,357	[b]	1,163,920
International Paper	36,404		1,831,485
Linde	49,241		12,083,741
LyondellBasell Industries, Cl. A	23,861		2,046,319
Martin Marietta Materials	5,883		1,690,833
Newmont	75,075		4,474,470
Nucor	27,752		1,352,355
Packaging Corp. of America	9,246		1,243,217
PPG Industries	22,253		2,997,702

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Materials - 2.6% (continued)
Sealed Air	15,030		635,318
The Mosaic Company	32,048		831,966
The Sherwin-Williams Company	7,647		5,290,195
Vulcan Materials	12,278		1,831,141
WestRock	24,424		1,011,886
			76,248,412
Media & Entertainment - 9.0%
Activision Blizzard	72,370	[a]	6,585,670
Alphabet, Cl. A	28,256	[a]	51,633,884
Alphabet, Cl. C	27,282	[a]	50,082,659
Charter Communications, Cl. A	13,676	[a,b]	8,308,991
Comcast, Cl. A	428,764		21,253,832
Discovery, Cl. A	14,582	[a,b]	603,986
Discovery, Cl. C	26,674	[a]	934,390
DISH Network, Cl. A	23,954	[a,b]	695,145
Electronic Arts	27,345		3,915,804
Facebook, Cl. A	225,954	[a]	58,370,697
Fox, Cl. A	32,704	[a]	1,019,711
Fox, Cl. B	14,991	[a]	448,081
Live Nation Entertainment	13,283	[a,b]	882,655
Netflix	41,494	[a]	22,090,991
News Corporation, Cl. A	37,879	[a]	734,853
News Corporation, Cl. B	10,719	[a]	202,375
Omnicom Group	20,856		1,300,997
Take-Two Interactive Software	10,987	[a]	2,202,344
The Interpublic Group of Companies	37,727		908,089
The Walt Disney Company	170,083	[a]	28,602,858
Twitter	75,825	[a]	3,831,437
ViacomCBS, Cl. B	52,493	[b]	2,545,911
			267,155,360
Pharmaceuticals Biotechnology & Life Sciences - 7.2%
AbbVie	165,758		16,986,880
Agilent Technologies	28,843		3,466,063
Alexion Pharmaceuticals	20,611	[a]	3,160,285
Amgen	54,631		13,189,562
Biogen	14,509	[a]	4,100,389
Bio-Rad Laboratories, Cl. A	1,965	[a]	1,127,458
Bristol-Myers Squibb	212,050		13,026,232
Catalent	15,227	[a]	1,751,866
Eli Lilly & Co.	74,521		15,498,132
Gilead Sciences	118,523		7,775,109
Illumina	13,658	[a]	5,824,318
Incyte	17,576	[a]	1,577,446
IQVIA Holdings	18,064	[a]	3,211,779

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.2% (continued)
Johnson & Johnson	247,378		40,354,773
Merck & Co.	237,557		18,308,518
Mettler-Toledo International	2,260	[a]	2,639,906
PerkinElmer	10,567		1,554,089
Perrigo	13,555	[b]	578,799
Pfizer	521,899		18,736,174
Regeneron Pharmaceuticals	9,806	[a]	4,940,655
Thermo Fisher Scientific	37,214		18,967,976
Vertex Pharmaceuticals	24,331	[a]	5,573,745
Viatris	111,786	[a]	1,899,244
Waters	5,853	[a]	1,549,114
Zoetis	44,937		6,931,532
			212,730,044
Real Estate - 2.4%
Alexandria Real Estate Equities	11,471	[c]	1,916,919
American Tower	41,643	[c]	9,467,952
AvalonBay Communities	13,098	[c]	2,143,750
Boston Properties	13,767	[c]	1,256,514
CBRE Group, Cl. A	32,214	[a]	1,964,410
Crown Castle International	40,376	[c]	6,430,282
Digital Realty Trust	26,185	[b,c]	3,769,331
Duke Realty	36,024	[c]	1,425,109
Equinix	8,339	[c]	6,170,526
Equity Residential	31,735	[c]	1,956,145
Essex Property Trust	6,315	[c]	1,513,137
Extra Space Storage	12,518	[c]	1,424,423
Federal Realty Investment Trust	6,672	[b,c]	584,200
Healthpeak Properties	51,866	[c]	1,537,827
Host Hotels & Resorts	67,592	[a,c]	915,872
Iron Mountain	28,082	[b,c]	945,521
Kimco Realty	41,023	[c]	677,290
Mid-America Apartment Communities	10,667	[c]	1,416,044
Prologis	69,228	[c]	7,144,330
Public Storage	14,324	[c]	3,260,429
Realty Income	33,103	[c]	1,955,063
Regency Centers	14,941	[c]	704,916
SBA Communications	10,566	[c]	2,838,767
Simon Property Group	30,240	[b,c]	2,810,203
SL Green Realty	6,558	[b,c]	442,534
UDR	28,521	[c]	1,096,632
Ventas	36,274	[c]	1,671,143
Vornado Realty Trust	15,195	[c]	604,153
Welltower	39,222	[c]	2,376,853

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Real Estate - 2.4% (continued)
Weyerhaeuser	69,318	[c]	2,162,028
			72,582,303
Retailing - 7.7%
Advance Auto Parts	6,603		984,771
Amazon.com	40,096	[a]	128,555,795
AutoZone	2,180	[a]	2,438,047
Best Buy	21,657		2,356,715
Booking Holdings	3,874	[a]	7,532,334
CarMax	15,186	[a,b]	1,788,607
Dollar General	22,899		4,456,374
Dollar Tree	22,335	[a]	2,270,576
eBay	61,703		3,486,837
Etsy	10,990	[a]	2,187,999
Expedia Group	12,730	[a]	1,579,793
Genuine Parts	13,971		1,311,597
L Brands	22,706	[a]	925,497
LKQ	27,124	[a]	951,781
Lowe's	68,734		11,468,268
O'Reilly Automotive	6,824	[a]	2,903,407
Pool	3,647		1,291,694
Ross Stores	33,574	[a]	3,736,450
Target	46,940		8,504,120
The Gap	18,536		375,354
The Home Depot	101,138		27,390,193
The TJX Companies	113,540		7,271,102
Tractor Supply	11,245		1,593,866
Ulta Beauty	5,266	[a]	1,473,216
			226,834,393
Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices	112,786	[a]	9,658,993
Analog Devices	34,559		5,091,577
Applied Materials	85,610		8,276,775
Broadcom	37,976		17,108,188
Enphase Energy	11,235	[a]	2,048,702
Intel	384,850		21,363,024
KLA	14,571		4,080,900
Lam Research	13,616		6,589,463
Maxim Integrated Products	25,113	[a]	2,202,661
Microchip Technology	24,582		3,345,856
Micron Technology	105,300	[a]	8,241,831
NVIDIA	58,156		30,217,276
Qorvo	10,888	[a]	1,860,541
Qualcomm	106,177		16,593,342
Skyworks Solutions	15,607		2,641,485

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Semiconductors & Semiconductor Equipment - 5.3% (continued)
Teradyne	15,257		1,731,364
Texas Instruments	86,152		14,274,525
Xilinx	23,340		3,047,504
			158,374,007
Software & Services - 13.8%
Accenture, Cl. A	59,464		14,385,531
Adobe	45,050	[a]	20,667,588
Akamai Technologies	15,043	[a]	1,670,224
Ansys	8,085	[a]	2,865,081
Autodesk	20,580	[a]	5,709,509
Automatic Data Processing	40,533		6,692,809
Broadridge Financial Solutions	10,929		1,544,377
Cadence Design Systems	26,286	[a]	3,427,432
Citrix Systems	11,623		1,549,462
Cognizant Technology Solutions, Cl. A	50,422		3,930,395
DXC Technology	24,657	[a]	695,327
Fidelity National Information Services	58,679		7,244,509
Fiserv	53,142	[a]	5,457,152
FLEETCOR Technologies	7,735	[a]	1,877,671
Fortinet	12,478	[a]	1,806,191
Gartner	8,647	[a]	1,313,566
Global Payments	27,995		4,941,677
International Business Machines	83,548		9,951,402
Intuit	24,631		8,897,456
Jack Henry & Associates	7,391		1,070,143
Leidos Holdings	12,599		1,336,250
Mastercard, Cl. A	82,639		26,137,889
Microsoft	710,834		164,885,055
NortonLifeLock	57,323	[b]	1,207,796
Oracle	177,894		10,750,134
Paychex	30,092		2,627,633
Paycom Software	4,535	[a]	1,722,121
PayPal Holdings	110,067	[a]	25,789,799
salesforce.com	85,915	[a]	19,378,987
ServiceNow	18,292	[a]	9,935,483
Synopsys	14,386	[a]	3,674,904
The Western Union Company	39,791		886,146
Tyler Technologies	3,813	[a]	1,612,098
Verisign	9,294	[a]	1,803,687
Visa, Cl. A	159,312	[b]	30,787,044
			408,232,528
Technology Hardware & Equipment - 8.5%
Amphenol, Cl. A	28,497		3,558,705

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Technology Hardware & Equipment - 8.5% (continued)
Apple	1,502,653		198,290,090
Arista Networks	5,276	[a]	1,622,687
CDW	13,531		1,781,491
Cisco Systems	396,705		17,685,109
Corning	71,849		2,577,224
F5 Networks	5,621	[a]	1,101,435
FLIR Systems	12,002		624,704
Hewlett Packard Enterprise	118,136		1,457,798
HP	129,384		3,149,207
IPG Photonics	3,375	[a]	754,076
Juniper Networks	31,694		773,967
Keysight Technologies	17,578	[a]	2,488,869
Motorola Solutions	15,948		2,672,087
NetApp	20,836		1,384,344
Seagate Technology	21,464	[b]	1,419,200
TE Connectivity	31,194		3,755,758
Trimble	21,545	[a]	1,420,031
Vontier	13,731	[a]	445,296
Western Digital	28,718	[a]	1,620,557
Xerox Holdings	16,165		339,950
Zebra Technologies, Cl. A	5,048	[a]	1,957,766
			250,880,351
Telecommunication Services - 1.6%
AT&T	669,102		19,156,390
Lumen Technologies	97,867	[b]	1,211,593
T-Mobile US	55,152	[a]	6,953,564
Verizon Communications	388,627		21,277,328
			48,598,875
Transportation - 1.8%
Alaska Air Group	11,984	[a]	585,179
American Airlines Group	51,239	[a,b]	879,774
C.H. Robinson Worldwide	13,166	[b]	1,126,483
CSX	71,586		6,138,857
Delta Air Lines	59,246	[a]	2,248,978
Expeditors International of Washington	16,371		1,465,532
FedEx	22,604		5,319,625
J.B. Hunt Transport Services	8,136		1,095,594
Kansas City Southern	8,669		1,756,946
Norfolk Southern	23,765		5,623,274
Old Dominion Freight Line	9,297		1,803,618
Southwest Airlines	56,071	[a]	2,463,760
Union Pacific	63,228		12,485,633
United Airlines Holdings	28,343	[a,b]	1,133,437

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Transportation - 1.8% (continued)
United Parcel Service, Cl. B	67,074		10,396,470
			54,523,160
Utilities - 2.8%
Alliant Energy	23,220		1,129,653
Ameren	23,885		1,736,917
American Electric Power	46,789		3,785,698
American Water Works	17,050		2,711,291
Atmos Energy	12,191		1,084,999
CenterPoint Energy	52,773	[b]	1,112,983
CMS Energy	26,326		1,497,423
Consolidated Edison	32,121		2,273,524
Dominion Energy	76,315		5,562,600
DTE Energy	18,561		2,203,562
Duke Energy	68,886		6,475,284
Edison International	35,106		2,041,765
Entergy	19,371		1,846,637
Evergy	20,678		1,111,029
Eversource Energy	32,262		2,822,925
Exelon	91,996		3,823,354
FirstEnergy	52,551		1,616,469
NextEra Energy	183,880		14,870,376
NiSource	37,373		827,812
NRG Energy	23,425		970,029
Pinnacle West Capital	10,906		820,677
PPL	72,821		2,014,957
Public Service Enterprise Group	47,588		2,685,391
Sempra Energy	27,171		3,362,683
The AES	61,477		1,499,424
The Southern Company	98,843		5,823,830
WEC Energy Group	29,658		2,636,596
Xcel Energy	49,486		3,166,609
			81,514,497
Total Common Stocks (cost $900,819,045)			2,947,600,003
	Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
0.44%, 2/25/21 (cost $1,058,898)	1,059,000	[d,e]	1,058,975

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - ..4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $12,180,744)	0.08	12,180,744	[f]	12,180,744

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $2,450,442)	0.04	2,450,442	[f]	2,450,442
Total Investments (cost $916,509,129)		100.0%		2,963,290,164
Liabilities, Less Cash and Receivables		(.0%)		(240,803)
Net Assets		100.0%		2,963,049,361

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2021, the value of the fund’s securities on loan was $87,488,568 and the value of the collateral was $92,749,566, consisting of cash collateral of $2,450,442 and U.S. Government & Agency securities valued at $90,299,124.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Institutional S&P 500 Stock Index Fund

January 31, 2021 (Unaudited)

The following is a summary of the inputs used as of January 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks†	2,947,600,003	-	-	2,947,600,003
Investment Companies	14,631,186	-	-	14,631,186
U.S. Treasury Securities	-	1,058,975	-	1,058,975
Liabilites ($)
Other Financial Instruments:
Futures ††	(595,529)	-	-	(595,529)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Institutional S&P 500 Stock Index Fund

January 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's 500 E-mini	83	3/19/2021	15,972,109	15,376,580	(595,529)
Gross Unrealized Depreciation				(595,529)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2021, accumulated net unrealized appreciation on investments was $2,046,781,035, consisting of $2,084,774,671 gross unrealized appreciation and $37,993,636 gross unrealized depreciation.

At January 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.